Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2024
(Unaudited)

INVESTMENT COMPANIES - 87.85%	Shares		Value
Closed-End Funds - 75.88%
AllianceBernstein National Municipal Income Fund, Inc.	327,572		$3,865,350
Bancroft Fund Ltd.	22,345		374,726
BlackRock Innovation and Growth Term Trust	66,879		504,937
BlackRock Municipal Income Fund, Inc.	269,721		3,393,090
BNY Mellon Municipal Income, Inc.	621,787		4,545,263
BNY Mellon Strategic Municipal Bond Fund, Inc.	621,301		3,870,705
Central and Eastern Europe Fund, Inc.	188,883		2,024,826
Central Securities Corp.	219,394		10,057,021
ClearBridge Energy Midstream Opportunity Fund, Inc.	19,915		840,414
Clough Global Opportunities Fund	117,041		637,873
Destra Multi-Alternative Fund (a)	226,142		1,960,651
Bexil Investment Trust	350,673		4,579,789
DWS Municipal Income Trust	226,690		2,260,099
DWS Strategic Municipal Income Trust	322,797		3,289,301
Eaton Vance New York Municipal Bond Fund	397,391		3,958,014
Ellsworth Growth and Income Fund Ltd.	83,179		747,779
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	45,014		423,582
Gabelli Dividend & Income Trust	133,595		3,266,398
General American Investors Co., Inc.	324,541		17,398,643
Herzfeld Caribbean Basin Fund, Inc.	21,320		48,183
High Income Securities Fund	662,128		4,522,334
Highland Opportunities and Income Fund	310,059		1,900,662
Invesco High Income 2024 Target Term Fund	217,639		1,654,056
Mexico Equity & Income Fund, Inc.	100,100		917,917
MFS High Yield Municipal Trust	764,782		2,802,926
MFS Investment Grade Municipal Trust	245,919		2,021,454
Miller/Howard High Dividend Fund	216,854		2,643,450
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	12,594		63,474
Morgan Stanley India Investment Fund, Inc.	170,372		5,124,790
Neuberger Berman Municipal Fund, Inc.	156,686		1,740,782
Neuberger Berman Next Generation Connectivity Fund, Inc.	329,426		4,226,536
New Germany Fund, Inc.	15,006		134,003
Nuveen Multi-Asset Income Fund	12,779		168,938
Pershing Square Holdings Ltd. Fund	30,000		1,417,437
Pershing Square Holdings Ltd. Fund	10,000		472,500
Platinum Asia Investments Ltd.	1,970,705		1,410,128
Principal Real Estate Income Fund	141,131		1,576,857
Saba Capital Income & Opportunities Fund	237,096		1,799,559
SRH Total Return Fund, Inc.	1,116,522		17,641,048
The Swiss Helvetia Fund, Inc.	236,992		2,121,078
Tortoise Energy Independence Fund, Inc.	48,315		1,819,253
Tortoise Midstream Energy Fund, Inc.	28,465		1,352,941
Tortoise Pipeline & Energy Fund, Inc.	12,085		509,986
Tortoise Power and Energy Infrastructure Fund, Inc.	173,791		3,147,355
Tribeca Global Natural Resources Ltd.	171,064		201,050
Virtus Total Return Fund, Inc.	379,273		2,351,493
Western Asset Intermediate Muni Fund, Inc.	24,397		200,055
			131,988,706
Business Development Companies - 11.97%
CION Investment Corp.	909,621		10,824,490
FS KKR Capital Corp.	171,024		3,374,304
Logan Ridge Finance Corp.	81,161		2,015,122
Portman Ridge Finance Corp.	82,217		1,525,125
Runway Growth Finance Corp.	249,287		2,565,163
SuRo Capital Corp. (a)	126,306		510,276
			20,814,480
Total Investment Companies (Cost $127,758,772)			152,803,186

	Shares
EXCHANGE TRADED FUNDS - 0.00%
Magellan Global Fund/Open Class	–		1
Total Exchange Traded Funds (Cost $1)			1

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 26.57%
AA Mission Acquisition Corp. (a)	300,000		3,003,000
Ai Transportation Acquisition Corp. (a)	57,331		600,829
Andretti Acquisition Corp. II (a)	105,200		1,052,000
Ares Acquisition Corp. II (a)	161,985		1,754,298
Cantor Equity Partners, Inc. (a)	50,000		501,500
Cartesian Growth Corp. II (a)	35,068		402,230
Cayson Acquisition Corp. (a)	150,000		1,503,000
Centurion Acquisition Corp. (a)	156,250		1,565,625
Chenghe Acquisition II Co. (a)	139,330		1,396,087
Chenghe Acquisition II Co. (a)	1		10
Churchill Capital Corp. IX (a)	4,032		40,401
Colombier Acquisition Corp. II (a)	61,998		636,099
DT Cloud Star Acquisition Corp. (a)	100,000		1,009,000
EQV Ventures Acquisition Corp. (a)	152,200		1,511,346
Eureka Acquisition Corp. (a)	1,000		10,220
Flag Ship Acquisition Corp. (a)	137,500		1,377,750
GigCapital7 Corp. - ADR(a)	192,000		1,914,240
Global Lights Acquisition Corp. (a)	314,976		3,294,649
Graf Global Corp. (a)	184,789		1,853,434
Haymaker Acquisition Corp. 4 (a)	179,631		1,914,866
IB Acquisition Corp. (a)	214,860		2,148,600
Inflection Point Acquisition Corp. II (a)	326,335		3,508,101
Launch One Acquisition Corp. (a)	281,100		2,811,000
Lionheart Holdings (a)	323,525		3,235,250
M3-Brigade Acquisition V Corp. (a)	100,000		1,003,000
Melar Acquisition Corp. I (a)	75,000		753,000
Nabors Energy Transition Corp. II (a)	31,658		337,474
Quetta Acquisition Corp. (a)	167,742		1,744,517
Spring Valley Acquisition Corp. II (a)	82,000		920,860
Silverbox Corp. IV (a)	24,968		250,429
SIM Acquisition Corp. I (a)	250,000		2,510,000
Trailblazer Merger Corp. I (a)	59,479		654,269
Voyager Acquisition Corp. (a)	100,000		1,000,000
Total Special Purpose Acquisition Vehicles (Cost $45,572,164)			46,217,084

	Shares
PREFERRED STOCKS - 0.20%
Diversified REITs - 0.20%
NexPoint Diversified Real Estate Trust	22,324		345,232
Office REITs - 0.00%
Brookfield DTLA Fund Office Trust Investor, Inc. (a)	171,723		6,010

Total Preferred Stocks (Cost $4,932,716)			351,242

OTHER COMMON STOCKS - 9.75%
Broadline Retail - 0.45%
Macy's, Inc.	50,000		784,500
Entertainment - 0.11%
Endeavor Group Holdings, Inc.	6,600		188,496
Financial Services - 2.59%
Cannae Holdings, Inc.	236,441		4,506,565
Food Products - 0.30%
Limoneira Co.	20,000		530,000
Oil, Gas & Consumable Fuels - 5.04%
Texas Pacific Land Corp.	9,900		8,758,926
Real Estate Management & Development - 1.26%
Howard Hughes Holdings, Inc. (a)	12,000		929,160
Seaport Entertainment Group, Inc. (a)	1,333		36,551
Tejon Ranch Co. (a)	68,859		1,208,475
Trinity Place Holdings, Inc. (a)	221,748		8,870
			2,183,056
Total Other Common Stocks (Cost $12,916,358)			16,951,543

TRUSTS - 1.29%
Copper Property CTL Pass Through Trust	187,427		2,252,460
Lamington Road Grantor Trust (a)(c)	320,690		0
Total Trusts (Cost $2,100,721)			2,252,460

REAL ESTATE INVESTMENT TRUSTS - 2.56%
Equity Commonwealth (a)	165,811		3,299,639
NexPoint Diversified Real Estate Trust	185,259		1,157,869
Total Real Estate Investment Trusts (Cost $5,735,910)			4,457,508

	Principal
	Amount
CORPORATE OBLIGATIONS - 0.57%
Lamington Road DAC (b)(c)
8.000%, 2121-04-07 (a)(c)	$18,607,514		744,301
14.000%, 2121-04-07 (a)(c)	1,868,863		247,624
Total Corporate Obligations (Cost $7,016,931)			991,925

UNSECURED NOTES - 0.59%
Legacy IMBDS, Inc. (c)
8.500%, 09/30/2026	23,458		0
Sachem Capital Corp. (a)
7.750%, 09/30/2025	41,351		1,028,978
Total Unsecured Notes (Cost $1,599,549)			1,028,978

	Shares
WARRANTS - 0.02%
Cartesian Growth Corp. II
Expiration: July 2028	21,986		1,211
Exercise Price: $11.50 (a)
Centurion Acquisition Corp.
Expiration: May 2032	78,125		7,047
Exercise Price: $11.50 (a)
Chenghe Acquisition II Co.
Expiration: May 2031	69,665		4,877
Exercise Price: $11.50 (a)
Churchill Capital Corp. IX
Expiration: March 2031	1,008		353
Exercise Price: $11.50 (a)
Colombier Acquisition Corp. II
Expiration: November 2028	20,666		6,613
Exercise Price: $11.50 (a)
Corner Growth Acquisition Corp.
Expiration: January 2027	33,333		0
Exercise Price: $11.50 (a)(c)(e)
Corner Growth Acquisition Corp. 2
Expiration: April 2026	14,366		0
Exercise Price: $11.50 (a)(c)(e)
HWH INTL INC WT EXP
Expiration: January 2027	23,750		0
Exercise Price: $1.00 (a)(c)(e)
iCoreConnect, Inc.
Expiration: May 2028	150,000		165
Exercise Price: $11.50 (a)
Investcorp Europe Acquisition Corp. I
Expiration: December 2026	128,768		670
Exercise Price: $11.50 (a)
Lamington Road
Expiration: July 2025	640,000		0
Exercise Price: $0.20 (a)(c)(e)
Lionheart Holdings
Expiration: June 2031	161,763		10,466
Exercise Price: $11.50 (a)
ZyVersa Therapeutics, Inc.
Expiration: December 2027	65,250		0
Exercise Price: $11.50 (a)(c)(e)
Total Warrants (Cost $135,327)			31,402

RIGHTS - 0.02%
Flag Ship Acquisition Corp. (Expiration: March 31, 2026) (a)	137,500		15,125
IB Acquisition Corp. (Expiration: September 28, 2025) (a)	214,860		18,263
Seaport Entertainment Group, Inc. (Expiration: October 10, 2024) (a)	1,333		3,932
Total Rights (Cost $38,126)			37,320

MONEY MARKET FUNDS - 2.65%
Fidelity Institutional Government Portfolio - Class I, 4.826% (d)	2,306,767		2,306,767
Invesco Treasury Portfolio - Institutional Class, 4.780% (d)	5,690,591		2,306,767
Total Money Market Funds (Cost $4,613,534)			4,613,534

Total Investments (Cost $212,420,109) - 132.07%			229,736,183
Liabilities in Excess of Other Assets - 0.06%			102,383
Preferred Stock - (32.13)%			(55,894,375)
TOTAL NET ASSETS - 100.00%		$	\ 173,944,191

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2024.
(c)	Fair valued securities. The total market value of these securities was $991,925, representing 0.57% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2024.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$131,988,706	$-	$-	$131,988,706
Business Development Companies	20,814,480	-	-	20,814,480
Trusts	2,252,460	-	-	2,252,460
Preferred Stocks
Diversified REITs	345,232	-	-	345,232
Office REITs	-	6,010	-	6,010
Other Common Stocks
Broadline Retail	784,500	-	-	784,500
Entertainment	188,496	-	-	188,496
Financial Services	4,506,565			4,506,565
Food Products	530,000	-	-	530,000
Oil, Gas & Consumable Fuels	8,758,926	-	-	8,758,926
Real Estate Management & Development	2,183,056	-	-	2,183,056
Real Estate Investment Trusts	4,457,508	-	-	4,457,508
Special Purpose Acquisition Vehicles	33,543,112	12,673,972	-	46,217,084
Corporate Obligations	-	-	991,925	991,925
Unsecured Notes	1,028,978	-	-	1,028,978
Warrants	29,003	2,399	-	31,402
Rights	3,932	33,388	-	37,320
Exchange Traded Funds	1	-	-	1
Money Market Funds	4,613,534	-	-	4,613,534
Total	$216,028,489	$12,715,769	$991,925	$229,736,183

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Special Purpose Acquisition Vehicles	Other Common Stocks	Trusts	Corporate Obligations	Unsecured Notes	Warrants
Balance as of 12/31/2023	$-	$-	$-	$1,598,381	$-	$-
Acquisitions	-	-	-	758,558	-	-
Dispositions	(5,677,368)	(632,000)	-	-	-	-
Transfers into (out of) Level 3	5,507,095	608,000	-	-	-	2,498
Accretion/Amortization	-	-	-	2,135	-	-
Corporate Actions	-	-	-	-	-	945
Realized Gain (Loss)	339,244	80,922	-	-	-	-
Change in unrealized appreciation (depreciation)	(168,971)	(56,922)	-	(1,367,150)	-	(3,443)
Balance as of 9/30/2024	$-	$-	$-	$991,925	$-	$-
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2024	$-	$-	$-	$(1,367,150)	$-	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Category	Fair Value September 30, 2024	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Special Purpose Acquisition Vehicles	$-	Reported Cash in Trust Account, Last Market Price Discount to Reported Cash in Trust Account	Market Price Discount to Reported Cash in Trust Account	$0.00-11.48	Discount - Decrease
Other Common Stocks	-	Last trade price less 10% haircut (Shares un-registered)	Financial Assessments/ Company Announcements	3.00-3.15	Financial Assessments/ Company Announcements
Trusts	-	Last Traded Price	Market Assessments	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Corporate Obligations	991,925	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	4.00-51.90

Significant changes in company’s
financials, changes to the terms of the
notes or changes to the general business
conditions impacting the company’s
business may result in changes to the fair
value of the securities

Unsecured Notes	-	Last Traded Price, Company-Specifi c Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	0.00

Significant changes in company’s
financials, changes to the terms of the
notes or changes to the general business
conditions impacting the company’s
business may result in changes to the fair
value of the securities

Warrants	-	Last Traded Price	Market Assessments	0.00-2.82	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security